EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ (3,857,876)	$ 1,187,981	$ 386,066
Weighted Average Shares Outstanding	8,337,320	7,957,151	7,575,330
Earnings per share, basic and diluted (in dollars per share)	$ (0.46)	$ 0.15	$ 0.06